SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Long-Term Purchase Commitment [Line Items]
Total	$ 98,434	$ 110,521
Spare Parts [Member]
Long-Term Purchase Commitment [Line Items]
Total	66,615	64,006
Chemicals [Member]
Long-Term Purchase Commitment [Line Items]
Total	$ 31,819	$ 46,515